CASH AND CASH EQUIVALENTS	12 Months Ended
Feb. 29, 2016
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

        The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

	February 29, 2016				February 28, 2015
Native Currency	Native Currency $	Foreign Exchange Rate to USD	USD Amount	% of Total	USD Amount	% of Total
US Dollar	1,600	1.000	1,600	37.4%	15,010	63.4%
Canadian Dollar	53	0.736	39	0.9%	4,106	17.3%
Indian Rupee	158,951	0.015	2,317	54.2%	2,497	10.5%
Other			321	7.5%	2,079	8.8%

Total Cash and Cash Equivalents			4,277	100.0%	23,692	100.0%

        The Company is required to have a minimum of $1,000 held at Comerica Bank [2015 – $10,000].